Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 691,000
Previously Paid Amount	0.00
Total Fee Amount	105.79
Total Offset Amount	0.00
Net Fee	105.79
Narrative - Max Aggregate Offering Price	$ 691,000
Final Prospectus	true